General (Details) - Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated		Dec. 31, 2023	Dec. 31, 2022
Matrix IT [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		48.21%	48.69%
Sapiens [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		43.63%	44.10%
Magic Software [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		46.71%	46.26%
Insync [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		90.09%	90.09%
Michpal [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%
TSG [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership	[1]	50.00%	50.00%
Ofek [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		80.00%	80.00%
ZAP Group [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%
Shamrad [Member]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated [Line Items]
Percentage of ownership		100.00%	100.00%

[1]	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting.